Details of Significant Accounts - Income tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current income tax:
Current tax expense recognized for the current period	$ 63	$ 161
Income tax expense	$ 63	$ 161